Section 16(a) Beneficial Ownership
Reporting Compliance

Section 16(a) of the 1934 Act and
Section 30(h) of the 1940 Act, and the
rules thereunder, require the Funds
officers and Trustees, Pursuit Fund
Advisers, LLCs officers and directors,
affiliated persons of Pursuit Fund
Advisers, LLC, and persons who
beneficially own more than 10% of a
registered class of the Funds Class I
Shares to file reports of ownership and
changes in ownership with the SEC and
the NYSE and to furnish the Fund with
copies of all Section 16(a) forms they
file. Based solely on a review of the
reports filed, the Fund believes that
during fiscal year end on March 31,
2026, all Section 16(a) filing
requirements applicable to the Funds
officers, Trustees, Pursuit Fund Advisers,
LLCs officers and directors, affiliated
persons of Pursuit Fund Advisers, LLC
and persons who beneficially own more
than 10% of the Funds Class I Shares
were complied with, except for the
untimely filing of Form 4 that was filed late for Mr. Paul Ghaffari, an officer of the Fund. The late filing was due to Mr.
Ghafarri not realizing investments
through his trust entities for which the officer has investment control were subject to reporting. Ownership under these trusts began as transferred positions from a private fund conversion with additional contributions made during the 2025 calendar year. In total, 1 filing should have been made during the year based on the date of the transaction. The remedial action was that Form 5 was filed with the SEC on April 7, 2026.

/s/ Paul Ghaffari
Paul Ghaffari
President & Principal Executive Officer
June 17, 2026